DESCRIPTION OF THE PLAN (Tables) - TD 401(k) Retirement Plan	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of core contribution (percentage of eligible compensation)

Core Contribution
(Percentage of
Eligible
Years of Age +Years of Service	Compensation)
Less than 35	2.0%
35 – 44	2.5%
45 – 54	3.0%
55 – 64	4.0%
65 – 69	5.0%
70 or more	6.0%

Summary of years of vesting service and vested percentage

Vested
Years of Vesting Service (as defined by the Plan)	Percentage
Less than three years	0%
Three or more years	100%